Business, Liquidity and Summary of Significant Accounting Policies (Details 5)	3 Months Ended		9 Months Ended		12 Months Ended
	Sep. 30, 2014	Sep. 30, 2013	Sep. 30, 2014	Sep. 30, 2013	Dec. 31, 2013	Dec. 31, 2012
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Anti-dilutive securities	30,514,199	17,199,130	30,514,199	16,909,130	17,302,430	22,485,953
Stock options outstanding
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Anti-dilutive securities	1,303,504	284,829	1,303,504	284,829	284,829	284,829
Warrants
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Anti-dilutive securities	21,210,695	16,914,301	21,210,695	16,624,301	17,017,601	11,916,801
Shares issuable on optional debt conversion
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Anti-dilutive securities						10,284,323
Convertible preferred stock
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Anti-dilutive securities	8,000,000		8,000,000